Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Detail) NOK in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 NOK
Cross currency swaps agreements [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ (125,258,000)
Cross currency swaps agreements [Member] | Maturing In January Two Thousand Seventeen [Member]
Derivative [Line Items]
Notional Amount	$ 101,351,000	NOK 600,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	5.75%	5.75%
Fixed Interest Rate	8.84%	8.84%
Fair Value / Carrying Amount of Asset (Liability)	$ (30,393,000)
Remaining Term (years)	2 years 2 months
Cross currency swaps agreements [Member] | Maturing In January Two Thousand Sixteen [Member]
Derivative [Line Items]
Notional Amount	$ 143,536,000	NOK 800,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	5.75%	5.75%
Fixed Interest Rate	7.58%	7.58%
Fair Value / Carrying Amount of Asset (Liability)	$ (48,454,000)
Remaining Term (years)	2 years 3 months
Cross currency swaps agreements [Member] | Maturing In January Two Thousand Nineteen [Member]
Derivative [Line Items]
Notional Amount	$ 162,200,000	NOK 1,000,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	4.25%	4.25%
Fixed Interest Rate	7.45%	7.45%
Fair Value / Carrying Amount of Asset (Liability)	$ (46,411,000)
Remaining Term (years)	2 years 3 months
Foreign currency contracts [Member] | Maturing In January Two Thousand Seventeen [Member]
Derivative [Line Items]
Notional Amount	$ 1,200,000	NOK 7,200
Debt instrument, premium, percent	3.00%	3.00%
Foreign currency contracts [Member] | Maturing In January Two Thousand Sixteen [Member]
Derivative [Line Items]
Notional Amount	$ 3,400,000	NOK 19,200
Debt instrument, premium, percent	3.00%	3.00%